Total Operating Expenses - Breakdown of Other Research and Development Costs (Detail) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Disclosure Of Operating Expenses [abstract]
Discovery and preclinical costs	€ 2,055	€ 1,078	€ 4,175	€ 1,763
Clinical costs	3,156	1,850	6,041	4,248
Other R&D costs	1,268	1,416	2,428	2,300
Total other R&D costs	€ 6,479	€ 4,344	€ 12,644	€ 8,311